Note 5 - Loans Receivable, Net (Details) - Loans Originated by State - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 5 - Loans Receivable, Net (Details) - Loans Originated by State [Line Items]
Loan and leases receviable, gross	$ 472,819	$ 373,556
Residential Portfolio Segment [Member]
Note 5 - Loans Receivable, Net (Details) - Loans Originated by State [Line Items]
Loan and leases receviable, gross	$ 90,945	$ 69,841
Percent of total	100.00%	100.00%
Residential Portfolio Segment [Member] | IOWA
Note 5 - Loans Receivable, Net (Details) - Loans Originated by State [Line Items]
Loan and leases receviable, gross	$ 5,387	$ 3,145
Percent of total	5.90%	4.50%
Residential Portfolio Segment [Member] | MINNESOTA
Note 5 - Loans Receivable, Net (Details) - Loans Originated by State [Line Items]
Loan and leases receviable, gross	$ 75,417	$ 62,219
Percent of total	82.90%	89.10%
Residential Portfolio Segment [Member] | WISCONSIN
Note 5 - Loans Receivable, Net (Details) - Loans Originated by State [Line Items]
Loan and leases receviable, gross	$ 7,956	$ 3,160
Percent of total	8.80%	4.50%
Residential Portfolio Segment [Member] | Other States [Member]
Note 5 - Loans Receivable, Net (Details) - Loans Originated by State [Line Items]
Loan and leases receviable, gross	$ 2,185	$ 1,317
Percent of total	2.40%	1.90%